Accrued Expenses And Other Current Liabilities	6 Months Ended
Jun. 30, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2017	December 31, 2016
Compensation and benefits	$146,513	$272,601
Research and development expenses	265,016	315,937
General and administrative	116,564	160,116
Accrued interest	192,041	193,781
Total accrued expenses and other current liabilities	$720,134	$942,435